Accounts Payable and Accrued Expenses - Schedule of Accounts Payable and Accrued Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Trade payables	$ 17,773	$ 15,840
Social charges	4,522	4,417
Profit-sharing and sales commission	9,373	10,643
Provision for vacation and benefits	5,360	6,377
Others	2,790	480
Total	39,818	37,757
Current	36,216	36,003
Non-current	$ 3,602	$ 1,754